Earning Per Share	12 Months Ended
Dec. 31, 2025
Earning Per Share [Abstract]
Earning per share
29.	Earning per share

The following table presents the calculation of basic and fully diluted earnings per common share for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024
Numerator:
Net income (loss) after taxes	$62,405,727	$(28,532,195)
Denominator: Weighted average number of common shares - basic	$344,919,433	$295,591,423
Weighted average effect of dilutive warrants*	$18,845,738	$-
Weighted average effect of dilutive options*	$10,080,939	$-
Weighted average effect of dilutive DSUs*	$3,562,188	$-
Weighted average effect of dilutive RSUs*	$124,375	$-
Weighted average number of common shares - diluted	$377,532,673	$295,591,423

Basic earnings (loss) per share	$0.18	$(0.10)
Diluted earnings (loss) per share	$0.17	$(0.10)

*	Maximum dilution if all warrants, options and DSUs were exercised would be 55,862,159